Other Assets and Other Financial Assets - Disclosure of Other Non-Current Financial Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 MXN ($)		Dec. 31, 2019 USD ($)	[2]	Dec. 31, 2018 MXN ($)
Categories of financial assets [abstract]
Non-current accounts receivable	$ 938				$ 724
Derivative financial instruments (see Note 21)	8,260				10,752
Investments					11,810
Others	172				101
Other investments in equity instruments	13,310
Total other financial assets	$ 22,680	[1]	$ 1,203		$ 23,387

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3